Operating Lease - Additional Information (Detail) ¥ in Thousands	12 Months Ended
Dec. 31, 2024 CNY (¥)
Lessee, Lease, Description [Line Items]
Lessee, operating lease, term of contract	1 year
Variable Lease, Cost	¥ 0
Maximum [Member]
Lessee, Lease, Description [Line Items]
Lessee, operating lease, term of contract	11 years
Minimum [Member]
Lessee, Lease, Description [Line Items]
Lessee, operating lease, term of contract	1 year